Related Party Transactions (Details 2) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction [Line Items]
Due to related parties	$ 39,387	$ 45,146
Saike [Member]
Related Party Transaction [Line Items]
Due to related parties		16,470
Phillip Zou [Member]
Related Party Transaction [Line Items]
Due to related parties		1,000
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Due to related parties	10,046
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 29,341	$ 27,676